Organization and description of business (Acquisition of Vision Lane) (Details) - Vision Lane Limited - USD ($)	Mar. 08, 2019	Feb. 05, 2019	Dec. 31, 2018
Payments to Acquire Businesses, Gross		$ 7,460,000	$ 6,410,000
Stock Issued During Period, Shares, Acquisitions	4,519,347	4,519,347
Business Combination, Consideration Transferred	$ 12,740,000	$ 12,420,000
Paris Sky
Payments to Acquire Businesses, Gross		$ 7,500,000
Fair value of equity issued in business acquisition	$ 5,240,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,519,347	4,519,347
Business Combination, Consideration Transferred	$ 12,700,000	$ 12,428,205
Sale of Stock, Price Per Share	$ 1.16	$ 1.10